As filed with the Securities and Exchange Commission on October 31, 2005
                        1933 Act Registration No. 2-11357
                       1940 Act Registration No. 811-00582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No.    [   ]   [ ]
         Post-Effective Amendment No.   [111]   [X]
                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.                  [66]    [X]

                        (Check appropriate box or boxes)


                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Peter E. Sundman, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1221
                   (Names and Addresses of agents for service)




Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph
___ (b) on pursuant to paragraph(b)
 X  60 days after filing pursuant to paragraph (a)(1)
---
___ on pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on _______________ _ pursuant to paragraph (a)(2)


 Title of Securities being registered: Institutional Class Shares of Neuberger
                                       Berman Real Estate Fund

                          NEUBERGER BERMAN EQUITY FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 111 ON FORM N-1A

     This  Post-Effective   Amendment  consists  of  the  following  papers  and
documents.


Cover Sheet

Contents of Post-Effective Amendment No. 111 on Form N-1A

Part A - Prospectus of Institutional Class of Neuberger Berman Real Estate Fund

Part B - Statement of Additional Information of Institutional Class of Neuberger Berman Real Estate Fund

Part C - Other Information

Signature Pages

Exhibits

                                                       =========================
                                           [LOGO]      NEUBERGER BERMAN
                                                       A LEHMAN BROTHERS COMPANY
                                                       =========================















Neuberger Berman
Equity Funds


                                          Real Estate Fund
                                          Institutional Class Shares







PROSPECTUS [________, 2005]


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Neuberger Berman

CONTENTS

      EQUITY FUNDS
      Real Estate Fund . . . . . . . . . . . . . . . . . . . . . . . 1

      YOUR INVESTMENT

      Share Prices . . . . . . . . . . . . . . . . . . . . . . . .

      Privileges and Services. . . . . . . . . . . . . . .

      Distributions and Taxes . . . . . . . . . . . . . . . .

      Maintaining Your Account. . . . . . . . . . . . . . .

      Redemption Fee. . . . . . . . . . . . . . .

      Market Timing Policy . . . . . . . . . . . . . . . . . .

      Portfolio Holdings Policy. . . . . . . . . . . . . . . .

      Fund Structure. . . . . . . . . . . . . . . .


THIS FUND:

o    is designed for investors with long-term goals and current income in mind
o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
o carries certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
o    normally invests at least 80% of its net assets in equity securities.

THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C) 2005 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED. [GRAPHIC OMITTED][GRAPHIC OMITTED]

Neuberger Berman
Real Estate Fund
GOAL & STRATEGY

THE FUND SEEKS TOTAL RETURN THROUGH INVESTMENT IN REAL ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL APPRECIATION AND CURRENT INCOME.

To pursue this goal, the Fund normally invests at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the Portfolio Manager to be of comparable quality.

The Portfolio Manager makes investment decisions through a fundamental analysis of each company. The Portfolio Manager reviews each company's current financial condition and industry position, as well as economic and market conditions. In doing so, he evaluates the company's growth potential, earnings estimates and quality of management, as well as other factors.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Manager finds an opportunity he believes is more compelling, or if the Portfolio Manager's outlook on the company or the market changes. Active trading may cause the Fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days' notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in market values or company circumstances will not require the Fund to dispose of a holding.

SMALL- AND MID-CAP COMPANIES

REITS TEND TO BE SMALL- TO MID-CAP COMPANIES IN RELATION TO THE EQUITY MARKETS AS A WHOLE. REIT SHARES, THEREFORE, CAN BE MORE VOLATILE THAN, AND PERFORM DIFFERENTLY FROM, LARGE-CAP COMPANY STOCKS. SMALLER REAL ESTATE COMPANIES OFTEN HAVE NARROWER MARKETS AND MORE LIMITED MANAGERIAL AND FINANCIAL RESOURCES THAN LARGER COMPANIES. THERE MAY ALSO BE LESS TRADING IN A SMALL- OR MID-CAP COMPANY'S STOCK, WHICH MEANS THAT BUY AND SELL TRANSACTIONS IN THAT STOCK COULD HAVE A LARGER IMPACT ON THE STOCK'S PRICE THAN IS THE CASE WITH LARGER-CAP COMPANY STOCKS.

                               1 Real Estate Fund

REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE.

REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITS.

                               2 Real Estate Fund

MAIN RISKS

Most of the Fund's performance depends on what happens in the stock and real estate markets. The markets' behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the Fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The Fund may at times be more concentrated in particular sub-sectors of the real estate business -- e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the federal tax law.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the Fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the Fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the Fund defaults on payment of its debt obligations.

The Fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The Fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

                               3 Real Estate Fund

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

                               4 Real Estate Fund

PERFORMANCE

The charts below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
=======================
Year            %
=======================
2003       39.96
=======================
2004
=======================
Best quarter: [Q4 '03, 12.39%]      Worst quarter: [Q1 '03, 1.45%]
Year-to-date performance as of 9/30/2005: [_______]

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/04*
=================================================
                          1 Year       Since
                                     Inception
                                     5/1/2002
=================================================
REAL ESTATE FUND
=================================================
RETURN BEFORE TAXES
=================================================
RETURN AFTER TAXES ON
DISTRIBUTIONS
=================================================
RETURN AFTER TAXES ON SALE OF
FUND SHARES
=================================================
NAREIT EQUITY REIT INDEX
=================================================
After-tax returns are calculated using the
historical highest individual federal marginal
income tax rates and do not reflect the impact
of state and local taxes. Actual after-tax
returns depend on an investor's tax situation
and may differ from those shown. After-tax
returns are not relevant to investors who hold
their Fund shares through tax-deferred
arrangements, such as 401(k) plans or
individual retirement accounts.
=================================================
INDEX DESCRIPTION:
=================================================
The NAREIT Equity REIT Index is an unmanaged
index of all equity REITs currently listed on
the New York Stock Exchange, NASDAQ National
Market System and the American Stock Exchange.
=================================================
*The above performance is that of Real Estate Fund Trust Class. Because Institutional Class has lower expenses, its performance typically would have been slightly better than that of the Trust Class.

PERFORMANCE MEASURES

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Fund and include all Fund expenses.

The table compares the Fund's return to those of a broad-based index of the equity REIT market. The Fund's performance figures include all of its expenses; the index does not include costs of investments.

                               5 Real Estate Fund

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or [exchanging] shares held for more than 60 days or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


 FEE TABLE
 --------------------------------------------------------
 SHAREHOLDER FEES
 (% of amount redeemed)
 These are deducted directly from your investment.
 REDEMPTION FEE                                    2.00
 This fee is charged on investments held 60 days
 or less. See "Redemption Fee" for more
 information.
 ANNUAL OPERATING EXPENSES
 (% of average net assets)
 These are deducted from Fund assets, so you pay
 them indirectly
             Management Fees                       [1.00]
 PLUS:       Distribution (12b-1) Fees             None
             Other expenses*                       [0.32]
 --------------------------------------------------------
 EQUALS:     Total annual operating expenses       [1.32]
 --------------------------------------------------------
 MINUS:      Expense Reimbursement                 [0.37]
 --------------------------------------------------------
 EQUALS:     Net Expenses**                        [0.95]
 --------------------------------------------------------

* Other expenses are estimated based on [$25] million average net assets in the Fund.

** Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the Institutional Class of the Fund through [8/31/2016], so that the total annual operating expenses of the Institutional Class of the Fund are limited to [0.95%] of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Institutional Class of the Fund has agreed to repay NBMI for expenses reimbursed to the Institutional Class of the Fund provided that repayment does not cause the Institutional Class of the Fund's annual operating expenses to exceed [0.95%] of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                    1 Year        3 Years        5 Years       10 Years
Expenses            [$97]          [$303]         [$525]          [$1,166]

                               6 Real Estate Fund

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $[___] billion in total assets (as of 9/30/2005) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2005, the management fees paid to the Manager were [0.85]% of average net assets. The Fund will pay the Manager fees at the annual rate of [0.15%] of average daily net assets for administrative services provided to the Institutional Class of the Fund.

PORTFOLIO MANAGER

STEVEN R. BROWN is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed the fund's assets since 2002. From 1997 to 2002 he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs. Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

                               7 Real Estate Fund

Financial Highlights

-----------------------------------------------------------------------

     YEAR ENDED AUGUST 31,          2002(1)    2003     2004    2005
-----------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

       Share price (NAV) at
       beginning of period

PLUS:  Income from investment
       operations

       Net investment income

       Net gains (losses) -
       realized and unrealized

       Subtotal: income from
       investment operations

       Redemption Fees

MINUS: Distributions to
       shareholders

       Income dividends

       Capital gain distributions

       Subtotal: distributions to
       shareholders

EQUALS:Share price (NAV) at
       end of period
-----------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund's expenses and net investment income as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses -- actual

Gross Expenses(3)
-----------------------------------------------------------------------
Expenses(4)
-----------------------------------------------------------------------
Net investment income --actual
-----------------------------------------------------------------------
OTHER DATA

Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(5)

Net assets at end of period (in
millions of dollars)

Portfolio turnover rate (%)
-----------------------------------------------------------------------

THE FIGURES ABOVE ARE FROM THE REAL ESTATE FUND TRUST CLASS. ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 5/1/2002 (BEGINNING OF OPERATIONS) TO 8/31/2002.
(2) ANNUALIZED.
(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.
(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.
(6) NOT ANNUALIZED.

                               8 Real Estate Fund

NEUBERGER BERMAN
YOUR INVESTMENT

SHARE PRICES

Because Institutional Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Unless a redemption fee is applied, the Fund pays you the full share price when you sell shares. The Fund imposes a redemption fee on sales of Fund shares held 60 days or less. See the "Redemption Fee" section for more information. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

SHARE PRICE CALCULATIONS

THE PRICE OF INSTITUTIONAL CLASS SHARES OF THE FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO INSTITUTIONAL CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND WILL SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS TRUSTEES. THE FUND WILL ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE

                                9 Your Investment

IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

PRIVILEGES AND SERVICES

[If you purchase Institutional Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.]

DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Fund distributes any net investment income quarterly. The Fund makes any capital gain distributions once a year, in December.

Unless you designate otherwise, your income and capital gain distributions from the Fund will be reinvested in additional shares of the Fund. However, if you prefer you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in

                               10 Your Investment
cash can be sent to you by check or by electronic transfer to a designated bank account. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors and as noted in the next sentence, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. Although the Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy certain holding period and other restrictions with respect to their Fund shares, the Fund does not expect to earn a significant amount of such income.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not on when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

                               11 Your Investment

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE IRS TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF THE APPROPRIATE TAXPAYER IDENTIFICATION NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-366-6264.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL THE FUND DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM A DISTRIBUTION.

MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to your existing account, you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The minimum initial investment is $5 million.

When you purchase shares you will receive the next share price calculated after your order has been accepted.

                               12 Your Investment

Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management Inc. , instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time.

If you sell shares of the Fund within 60 days or less of purchase, you may be charged a redemption fee. See the "Redemption Fee" section for more information.

When selling shares in an account that you do not intend to close, be sure to leave at least $5 million worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

[WHEN YOU EXCHANGE SHARES -- You can move money from one Neuberger Berman fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

     o  both accounts must have the same registration
     o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts
     o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

                               13 Your Investment

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders. If you exchange shares of the Fund within 60 days or less of purchase, you may be charged a redemption fee. See the "Redemption Fee" section for more information.]

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

     o  in unusual circumstances where the law allows additional time if needed

     o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

OTHER POLICIES -- Under certain circumstances, the Fund reserves the right to:

     o  suspend the offering of shares
     o  reject any purchase order
     o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
     o  suspend the telephone order privilege
     o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
     o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC
     o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

                               14 Your Investment

SIGNATURE GUARANTEES

YOU MAY NEED A SIGNATURE GUARANTEE WHEN YOU PURCHASE SHARES DIRECTLY OR FROM AN INVESTMENT PROVIDER. A SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A SIGNATURE GUARANTEE.

INVESTMENT PROVIDERS

THE INSTITUTIONAL CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

[MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE NEUBERGER BERMAN FUND TO ANOTHER THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.]

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF OR AS OUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

                               15 Your Investment

BUYING SHARES

--------------------------------------------------------------------------------
METHOD                        THINGS TO KNOW                INSTRUCTIONS
--------------------------------------------------------------------------------
SENDING US A CHECK    Your first investment must be  Fill out the application
                      at least $5 million            and enclose your check

                      We cannot accept cash, money   If regular first-class
                      orders, starter checks,          mail, send to:
                      cashier's checks, travelers      NEUBERGER BERMAN FUNDS
                      checks, or other cash            BOSTON SERVICE CENTER
                      equivalents                      P.O. BOX 8403
                                                       BOSTON, MA 02266-8403
                      You will be responsible for
                      any losses or fees resulting   If express delivery,
                      from a bad check; if           registered mail, or
                      necessary, we may sell other   certified mail, send to:
                      shares belonging to you in       NEUBERGER BERMAN FUNDS
                      order to cover these losses      C/O STATE STREET BANK
                                                       AND TRUST COMPANY
                      All checks must be made out      66 BROOKS DRIVE
                      to "Neuberger Berman Funds";     BRAINTREE, MA 02184-3839
                      we cannot accept checks made
                      out to you or other parties
                      and signed over to us
--------------------------------------------------------------------------------
WIRING MONEY          Your first investment must be  Before wiring any money,
                      at least $5 million            call 800-366-6264 for an
                                                     order confirmation

                                                     Have your financial
                                                     institution send your wire
                                                     to State Street Bank and
                                                     Trust Company

                                                     Include your name, the
                                                     fund name, your account
                                                     number and other
                                                     information as requested
--------------------------------------------------------------------------------
[EXCHANGING FROM      [All exchanges must be for at  [Call 800-366-6264 to
ANOTHER FUND]         least $1,000                   place your order]

                      Both accounts involved must
                      be registered in the same
                      name, address and tax ID
                      number

                      An exchange order cannot be
                      cancelled or changed once it
                      has been placed]
--------------------------------------------------------------------------------
BY TELEPHONE          We do not accept phone orders  Call 800-366-6264 to
                      for a first investment         notify us of your purchase

                      Additional shares will be      Immediately follow up with
                      purchased when your order is   a wire or electronic
                      accepted                       transfer

                      Not available on retirement
                      accounts
--------------------------------------------------------------------------------
SETTING UP            All investments must be at     Call 800-366-6264 for
SYSTEMATIC            least $100                     instructions
INVESTMENTS
--------------------------------------------------------------------------------

                               16 Your Investment

SELLING SHARES

--------------------------------------------------------------------------------
METHOD                        THINGS TO KNOW                INSTRUCTIONS
--------------------------------------------------------------------------------
SENDING US A LETTER   Unless you instruct us         Send us a letter
                      otherwise, we will mail your   requesting us to sell
                      proceeds by check to the       shares signed by all
                      address of record, payable to  registered owners; include
                      the registered owner(s)        your name, account number,
                                                     the fund name, the dollar
                      If you have designated a bank  amount or number of shares
                      account on your application,   you want to sell, and any
                      you can request that we wire   other instructions
                      the proceeds to this account
                                                     If regular first-class
                      You can also request that we   mail, send to:
                      send the proceeds to your         NEUBERGER BERMAN FUNDS
                      designated bank account by        BOSTON SERVICE CENTER
                      electronic transfer (ACH)         P.O. BOX 8403
                                                        BOSTON, MA 02266-8403
                      You may need a signature
                      guarantee                      If express delivery,
                                                     registered mail, or
                      Please also supply us with     certified mail, send to:
                      your e-mail address and           NEUBERGER BERMAN FUNDS
                      daytime telephone number when     C/O STATE STREET BANK
                      you write to us in the event      AND TRUST COMPANY
                      we need to reach you              66 BROOKS DRIVE
                                                        BRAINTREE, MA 02184-3839
--------------------------------------------------------------------------------
SENDING US A FAX      Not available if you have      Write a request to sell
                      changed the address on the     shares as described above
                      account in the past 15 days
                                                     Call 800-366-6264 to
                                                     obtain the appropriate fax
                                                     number
--------------------------------------------------------------------------------
CALLING IN YOUR ORDER Not available if you have      Call 800-366-6264 to place
                      declined the phone option or   your order
                      are selling shares in certain
                      retirement accounts (The only  Give your name, account
                      exception is for those         number, the fund name, the
                      retirement shareholders who    dollar amount or number of
                      are at least 59 1/2 or older   shares you want to sell,
                      and have their birthdates on   and any other instructions
                      file)

                      Not available if you have
                      changed the address on the
                      account in the past 15 days
--------------------------------------------------------------------------------
[EXCHANGING INTO      [All exchanges must be for at  [Call 800-366-6264 to
ANOTHER FUND]         least $1,000                   place your order]

                      Both accounts involved must
                      be registered in the same
                      name, address and tax ID
                      number

                      An exchange order cannot be
                      cancelled or changed once it
                      has been placed]
--------------------------------------------------------------------------------
SETTING UP            Withdrawals must be at least   Call 800-366-6264 for
SYSTEMATIC            $100                           instructions
WITHDRAWALS
--------------------------------------------------------------------------------
REDEMPTION FEE        The Fund charges a 2.00%       See "Redemption Fee"
                      redemption fee on shares       section or call
                      redeemed within 60 days or     800-366-6264 for more
                      less of purchase               information
--------------------------------------------------------------------------------

                               17 Your Investment

RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-366-6264 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

REDEMPTION FEE

If you sell your shares of the Fund within 60 days or less of purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first in, first out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We may not impose the redemption fee on a redemption of:

     o shares acquired by reinvestment of dividends or other distributions of the Fund;
     o  shares held in an account of certain qualified retirement plans;
     o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or
     o  shares held in certain rebalancing and asset allocation programs.

Shareholders purchasing through an investment provider should contact that provider to determine whether it imposes a redemption fee or has such a policy in place.

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. [As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive.] In

                               18 Your Investment
furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or investment order; [change, suspend or revoke the exchange privilege]; or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of the Fund within 60 days of purchase, the shareholder will be charged a 2.00% fee on the current net asset value of the shares sold. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all shareholders, with only a few exceptions: the Fund will not impose a fee on a redemption of shares acquired by reinvestment of dividends or other distributions of the Fund; shares held in an account of certain qualified retirement plans; shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes an effort to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund will be available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

FUND STRUCTURE

The Fund uses a "multiple class" structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the Fund.

                               19 Your Investment

NEUBERGER BERMAN EQUITY FUNDS

INSTITUTIONAL CLASS SHARES

No load, sales charges or 12b-1 fees

If you would like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

     o a discussion by the portfolio manager(s) about strategies and market conditions
     o  Fund performance data and financial statements
     o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

     o  various types of securities and practices, and their risks
     o  investment limitations and additional policies
     o  information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC

OBTAINING INFORMATION
YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
2nd Floor New York, NY
10158-0180
800-366-6264
212-476-8800

Institutional Support Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

================================
NEUBERGER BERMAN
--------------------------------
A LEHMAN BROTHERS COMPANY
================================

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SHAREHOLDER SERVICES:
800-877-9700


INSTITUTIONAL SERVICES
800-366-6264

www.nb.com



                                      [LOGO]A0089 06/05 SEC file number: 811-582

--------------------------------------------------------------------------------

                          NEUBERGER BERMAN EQUITY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                           Institutional Class Shares

                               DATED [_____], 2005

                        Neuberger Berman REAL ESTATE Fund

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------


     The Institutional Class of the Neuberger Berman REAL ESTATE Fund (a "Fund") is a mutual fund that offers shares pursuant to a Prospectus dated [____], 2005.

     The Prospectus for the Institutional Class provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus for the Institutional Class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for the Institutional Class. The Fund offers Trust Class shares in another Prospectus. This Statement of Additional Information and corresponding Prospectus relates solely to the Institutional Class of shares.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

                                                                            Page


INVESTMENT INFORMATION.......................................................3
      INVESTMENT POLICIES AND LIMITATIONS....................................3
      CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS......................5

PERFORMANCE INFORMATION.....................................................23
      AVERAGE ANNUAL TOTAL RETURN COMPUTATIONS..............................23
      AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS..............24

      AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON  DISTRIBUTIONS
      AND SALE OF FUND SHARES...............................................24

CERTAIN RISK CONSIDERATIONS.................................................24

TRUSTEES AND OFFICERS.......................................................25

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................39
      INVESTMENT MANAGER AND ADMINISTRATOR..................................39
      SUB-ADVISER...........................................................41
      PORTFOLIO MANAGER DISCLOSURE..........................................41
      INVESTMENT COMPANIES MANAGED..........................................44
      CODES OF ETHICS.......................................................47
      MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN..........47

DISTRIBUTION ARRANGEMENTS...................................................48

ADDITIONAL PURCHASE INFORMATION.............................................49
      SHARE PRICES AND NET ASSET VALUE......................................49
      AUTOMATIC INVESTING AND DOLLAR COST AVERAGING.........................50

ADDITIONAL EXCHANGE INFORMATION.............................................50

ADDITIONAL REDEMPTION INFORMATION...........................................55
      SUSPENSION OF REDEMPTIONS.............................................55
      REDEMPTIONS IN KIND...................................................55

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................55

ADDITIONAL TAX INFORMATION..................................................56
      TAXATION OF THE FUND..................................................56
      TAXATION OF THE FUND'S SHAREHOLDERS...................................59

FUND TRANSACTIONS...........................................................60
      COMMISSION RECAPTURE PROGRAM AND EXPENSE OFFSET ARRANGEMENT...........64
      PORTFOLIO TURNOVER....................................................64
      PROXY VOTING..........................................................64

PORTFOLIO HOLDINGS DISCLOSURE...............................................65

REPORTS TO SHAREHOLDERS.....................................................67

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................67

CUSTODIAN AND TRANSFER AGENT................................................68

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................68

LEGAL COUNSEL...............................................................69

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................69

REGISTRATION STATEMENT......................................................69

FINANCIAL STATEMENTS........................................................69

APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...............A-1

                             INVESTMENT INFORMATION

     The Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

            (2)   a majority of the outstanding shares of the Fund.

     These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

     Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

     The following investment policies and limitations are fundamental:

     1. BORROWING. The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

     3.   DIVERSIFICATION. The Fund is non-diversified under the 1940 Act.

     4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest greater than 25% of its total assets in the real estate industry. This limitation does not apply to U.S. Government and Agency Securities.

     5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may
(i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

     7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

     For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

     The Fund has the following fundamental investment policy:

             Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     The following investment policies and limitations are non-fundamental:

     1. BORROWING. The Fund may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

     3. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

     4. FOREIGN SECURITIES. The Fund may not invest more than 10% of the value of its total assets in securities denominated in foreign currency.

     These policies do not limit investment in American Depository Receipts ("ADRs") and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.

     5. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     6. INVESTMENTS IN ANY ONE ISSUER. At the close of each quarter of the Fund's taxable year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes, or securities of another regulated investment company ("RIC").

     7. EQUITY SECURITIES. The Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Trustees will not change this policy without 60 days notice to shareholders. As used in this policy, "assets" means net assets plus the amount of any borrowing for investment purposes.

CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS.For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

          Pursuant to an exemptive order received from the SEC, the Fund also may invest up to 25% of its total assets in shares of a money market fund or an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund.

Additional Investment Information
---------------------------------

     The Fund, as indicated below, may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. They may not buy all of the types of securities or use all of the investment techniques that are described.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Fund are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions that could be costly to the Fund.

     POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

     SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

     POLICIES AND LIMITATIONS. The Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

     FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund's rights as investors.

     The Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

     Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon.

The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

     The Fund may invest in ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and International Depository Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

     POLICIES AND LIMITATIONS. To limit the risks inherent in investing in foreign currency denominated securities, the Fund may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within this limitations, however, the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

     Investments in securities of foreign issuers are subject to the Fund's quality standards. The Fund may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

     TECHNOLOGY SECURITIES. These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

     The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.


FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES AND INDICES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

     FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may purchase and sell single stocks and interest rate futures contracts, stock and bond index futures contracts (including those on a narrow-based index), and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Fund views investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

     For purposes of managing cash flow, the Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

     A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

     U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

     Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

     "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing its NAVs, the Fund marks to market the value of its open futures positions. The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

     Although the Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

     Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could have an adverse impact on the NAV of the Fund.

     Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter party to a contract executed on a DTEF.

     POLICIES AND LIMITATIONS. The Fund may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Fund does not engage in transactions in futures and options on futures for speculation.

     The Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

     When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

     The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

     If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

     When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

     POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on securities. The Fund may also write covered call options and may purchase call options in related closing transactions. The Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

     The Fund would purchase a call option to offset a previously written call option. The Fund also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.

     PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

     When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

     Portfolio securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

     POLICIES AND LIMITATIONS. The Fund generally writes and purchases put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV).

     GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

     Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counter party, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter party's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

     The premium the Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

     The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its inventory. In those cases, additional brokerage commissions are incurred.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

     POLICIES AND LIMITATIONS.  The Fund may use American-style options.

     The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

     The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

     Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

     POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Fund will be listed and traded on an exchange.

     FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Fund also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

     The Fund enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Fund does not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

     Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

     At the consummation of a forward contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

     NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

     However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

     POLICIES AND LIMITATIONS. The Fund may enter into forward contracts for the purpose of hedging and not for speculation.

     OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies.

     Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

     REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

     COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

     Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

     POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

     GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Fund's use of Financial Instruments will be successful.

     The Fund's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a RIC. See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

     POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

     FIXED INCOME SECURITIES. While the emphasis of the Fund's investment programs is on common stocks and other equity securities, the Fund may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Fund may invest in investment grade corporate bonds and debentures. The debt securities in which the Fund may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. The Fund may invest in corporate debt securities rated below investment grade.

     U.S.  Government  Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

     "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization

("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

     The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

     Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

     Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Fund warrants exposure to the additional level of risk.

     POLICIES AND LIMITATIONS. The Fund normally may invest up to 20% of its total assets in debt securities.

     There are no restrictions as to the ratings of debt securities the Fund may acquire or the portion of its assets each may invest in debt securities in a particular ratings category. Although the Fund does not presently intend to invest in debt securities, they may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. The Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

     ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by each such Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its accrued OID) to its shareholders each year for federal income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the distribution requirements. See "Additional Tax Information."

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

     The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

     POLICIES AND LIMITATIONS. Convertible debt securities are subject to the Fund's investment policies and limitations concerning fixed income securities.

     PREFERRED STOCK. The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     SWAP AGREEMENTS. The Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

     POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

     REAL ESTATE-RELATED INSTRUMENTS. The Fund will not directly invest in real estate, but rather in securities issued by real estate companies. However, because of its fundamental policy to concentrate its investments in the securities of companies in the real estate industry, the Fund is subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

     Real estate-related instruments include securities of real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

     REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

     The types of REITs described above are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Code and failing to maintain exemption from the 1940 Act.

     REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause the Fund to indirectly bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments will consist of equity REITs.

     The Fund may also invest in mortgage-backed securities. These are fixed income securities that represent an interest in a pool of mortgages and entitle the holder to a payout derived from the payment of principal and interest on the underlying mortgages. Like other fixed income securities, the value of mortgage-backed securities generally rises when market interest rates fall and falls when those interest rates rise. These changes in value are more pronounced the longer the duration of the pool. However, because mortgagors have the option to refinance and pay off their mortgages early, the duration of a mortgage pool is somewhat unpredictable. When interest rates decline sufficiently, many mortgagors refinance. This limits the Fund's ability to benefit from increases in value caused by a decline in rates. When rates increase, the value of mortgage-backed securities declines, and fewer mortgagors refinance, thereby extending the duration of the pool and accentuating the decline in value. Mortgage-backed securities are subject to the risk that mortgagors will default on their payments and the value of the underlying property will be inadequate to cover the loss. Mortgages that underlie securities issued by U.S. Government instrumentalities (such as Ginnie Mae, Fannie Mae, and Freddie Mac) generally must meet certain standards intended to reduce that risk and are usually guaranteed against such losses, but privately issued mortgage securities may not meet those standards or be guaranteed. Interests in Mortgage REITs, although they are equity securities, can be subject to many of the same risks as mortgage-backed securities.

     POLICIES AND LIMITATIONS. Under normal conditions at least 80% of the Fund's net assets will be invested in the securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate.

     OTHER INVESTMENT COMPANY SECURITIES. The Fund may invest in shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     As a shareholder in an investment company, the Fund would indirectly bear its PRO RATA share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.


                             PERFORMANCE INFORMATION

     The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

Average Annual Total Return Computations
----------------------------------------

     The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)n = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

     NB Management may from time to time waive a portion of its fees due from the Fund or reimburse the Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectuses and in "Investment Management and Administration Services" below.

Average Annual Total Return After Taxes On Distributions
--------------------------------------------------------

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ATVD


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return After Taxes On Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------

     An average annual rate of return after taxes on distribution and sale of Fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions and sale of Fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ATVDR


                           CERTAIN RISK CONSIDERATIONS

     Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information About the Board of Trustees
---------------------------------------

--------------------------------------------------------------------------------
                                                   NUMBER OF
                                                  PORTFOLIOS       OTHER
                  POSITION                          IN FUND    DIRECTORSHIPS
                 AND LENGTH                         COMPLEX     HELD OUTSIDE
NAME, AGE, AND    OF TIME        PRINCIPAL        OVERSEEN BY   FUND COMPLEX
ADDRESS (1)      SERVED (2)    OCCUPATION(S)(3)     TRUSTEE      BY TRUSTEE
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon      Trustee   Consultant. Formerly,       45      Independent
(75)              since    Chairman, CDC                       Trustee or
                  2000     Investment Advisers                 Director of
                           (registered                         three series
                           investment adviser),                of Oppenheimer
                           1993 to January 1999;               Funds: Limited
                           formerly, President                 Term New York
                           and Chief Executive                 Municipal
                           Officer, AMA                        Fund,
                           Investment Advisors,                Rochester Fund
                           an affiliate of the                 Municipals,
                           American Medical                    and
                           Association.                        Oppenheimer
                                                               Convertible
                                                               Securities
                                                               Fund, since
                                                               1992.
--------------------------------------------------------------------------------
Faith Colish     Trustee   Counsel, Carter             45      Director,
(70)              since    Ledyard & Milburn LLP               American Bar
                  1982     (law firm) since                    Retirement
                           October 2002;                       Association
                           formerly,                           (ABRA) since
                           Attorney-at-Law and                 1997
                           President, Faith                    (not-for-profit
                           Colish, A                           membership
                           Professional                        association).
                           Corporation, 1980 to
                           2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     NUMBER OF
                                                    PORTFOLIOS       OTHER
                  POSITION                            IN FUND    DIRECTORSHIPS
                 AND LENGTH                           COMPLEX     HELD OUTSIDE
NAME, AGE, AND    OF TIME          PRINCIPAL        OVERSEEN BY   FUND COMPLEX
ADDRESS (1)      SERVED (2)    OCCUPATION(S)(3)       TRUSTEE      BY TRUSTEE
--------------------------------------------------------------------------------
C. Anne Harvey    Trustee  Consultant,                 45      President, Board
(68)               since   C.A. Harvey                         of Associates to
                   2000    Associates since June               The National
                           2001; formerly,                     Rehabilitation
                           Director, AARP, 1978                Hospital's Board
                           to December 2001.                   of Directors
                                                               since 2002;
                                                               formerly, Member,
                                                               Individual
                                                               Investors
                                                               Advisory
                                                               Committee to the
                                                               New York Stock
                                                               Exchange Board of
                                                               Directors, 1998
                                                               to June 2002;
                                                               formerly, Member,
                                                               American Savings
                                                               Education
                                                               Council's Policy
                                                               Board (ASEC),
                                                               1998 to 2000;
                                                               formerly, Member,
                                                               Executive
                                                               Committee, Crime
                                                               Prevention
                                                               Coalition of
                                                               America, 1997
                                                               to 2000.
--------------------------------------------------------------------------------
Barry Hirsch      Trustee  Attorney-at-Law.            45      None.
(72)               since   Formerly, Senior
                   2000    Counsel, Loews
                           Corporation
                           (diversified
                           financial
                           corporation) May 2002
                           to April 2003;
                           formerly, Senior Vice
                           President, Secretary
                           and General Counsel,
                           Loews Corporation.
--------------------------------------------------------------------------------
Robert A. Kavesh  Trustee  Marcus Nadler               45      Director, The
(78)               since   Professor Emeritus of               Caring Community
                   2000    Finance and                         (not-for-profit);
                           Economics, New York                 formerly,
                           University Stern                    Director, DEL
                           School of Business;                 Laboratories,
                           formerly, Executive                 Inc. (cosmetics
                           Secretary-Treasurer,                and
                           American Finance                    pharmaceuticals),
                           Association, 1961 to                1978 to 2004;
                           1979.                               formerly,
                                                               Director,
                                                               Apple Bank for
                                                               Savings, 1979
                                                               to 1990;
                                                               formerly,
                                                               Director,
                                                               Western
                                                               Pacific
                                                               Industries,
                                                               Inc., 1972 to
                                                               1986 (public
                                                               company).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     NUMBER OF
                                                    PORTFOLIOS       OTHER
                  POSITION                            IN FUND    DIRECTORSHIPS
                 AND LENGTH                           COMPLEX     HELD OUTSIDE
NAME, AGE, AND    OF TIME          PRINCIPAL        OVERSEEN BY   FUND COMPLEX
ADDRESS (1)      SERVED (2)      OCCUPATION(S)(3)     TRUSTEE      BY TRUSTEE
--------------------------------------------------------------------------------
Howard A. Mileaf  Trustee   Retired. Formerly,          45     Director,
(68)               since    Vice President and                 WHX Corporation
                   1984     Special Counsel,                   (holding
                            WHX Corporation                    company) since
                            (holding company)                  August 2002;
                            1993 to 2001.                      Director,
                                                               Webfinancial
                                                               Corporation
                                                               (holding
                                                               company) since
                                                               December 2002;
                                                               Director,
                                                               State Theatre
                                                               of New Jersey
                                                               (not-for-profit
                                                               theater) since
                                                               2000;
                                                               formerly,
                                                               Director,
                                                               Kevlin
                                                               Corporation
                                                               (manufacturer
                                                               of microwave
                                                               and other
                                                               products).
--------------------------------------------------------------------------------
William E. Rulon  Trustee   Retired. Formerly,         45      Director,
(73)               since    Senior Vice                        Pro-Kids Golf
                   1986     President, Foodmaker,              and Learning
                            Inc. (operator and                 Academy (teach
                            franchiser of                      golf and
                            restaurants) until                 computer usage
                            January 1997.                      to "at risk"
                                                               children)
                                                               since 1998;
                                                               formerly,
                                                               Director,
                                                               Prandium, Inc.
                                                               (restaurants)
                                                               from March
                                                               2001 to  July
                                                               2002.
--------------------------------------------------------------------------------
Cornelius T. Ryan  Trustee  Founding General           45      Director,
(74)                since   Partner, Oxford                    Capital Cash
                    1982    Partners and Oxford                Management
                            Bioscience Partners                Trust (money
                            (venture capital                   market fund),
                            partnerships) and                  Naragansett
                            President, Oxford                  Insured
                            Venture Corporation.               Tax-Free
                                                               Income Fund,
                                                               Rocky Mountain
                                                               Equity Fund,
                                                               Prime Cash
                                                               Fund, several
                                                               private
                                                               companies and
                                                               QuadraMed
                                                               Corporation
                                                               (NASDAQ).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     NUMBER OF
                                                    PORTFOLIOS       OTHER
                  POSITION                            IN FUND    DIRECTORSHIPS
                 AND LENGTH                           COMPLEX     HELD OUTSIDE
NAME, AGE, AND    OF TIME          PRINCIPAL        OVERSEEN BY   FUND COMPLEX
ADDRESS (1)      SERVED (2)       OCCUPATION(S)(3)    TRUSTEE      BY TRUSTEE
--------------------------------------------------------------------------------
Tom D. Seip       Trustee   General Partner, Seip      45      Director, H&R
(55)               since    Investments LP (a                  Block, Inc.
                   2000     private investment                 (financial
                            partnership);                      services
                            formerly, President                company) since
                            and CEO, Westaff,                  May 2001;
                            Inc. (temporary                    Director,
                            staffing), May 2001                Forward
                            to January 2002;                   Management,
                            Senior Executive at                Inc. (asset
                            the Charles Schwab                 management)
                            Corporation from 1983              since 2001;
                            to 1999, including                 formerly,
                            Chief Executive                    Director,
                            Officer, Charles                   General Magic
                            Schwab Investment                  (voice
                            Management, Inc. and               recognition
                            Trustee, Schwab                    software) 2001
                            Family of Funds and                to 2002;
                            Schwab Investments                 formerly,
                            from 1997 to 1998;                 Director,
                            and Executive Vice                 E-Finance
                            President-Retail                   Corporation
                            Brokerage, Charles                 (credit
                            Schwab Investment                  decisioning
                            Management from 1994               services) 1999
                            to 1997.                           to 2003;
                                                               formerly,
                                                               Director,
                                                               Save-Daily.com
                                                               (micro investing
                                                               services) 1999
                                                               to 2003;
                                                               Director, Offroad
                                                               Capital Inc.
                                                               (pre-public
                                                               internet
                                                               commerce
                                                               company).
--------------------------------------------------------------------------------
Candace L. Straight Trustee Private investor and       45      Director, The
(58)                 since  consultant                         Proformance
                     2000   specializing in the                Insurance
                            insurance industry;                Company
                            formerly, Advisory                 (personal
                            Director, Securitas                lines property
                            Capital LLC (a global              and casualty
                            private equity                     insurance
                            investment firm                    company) since
                            dedicated to making                March 2004;
                            investments in the                 Director,
                            insurance sector)                  Providence
                            1998 to December 2002.             Washington
                                                               (property and
                                                               casualty
                                                               insurance
                                                               company) since
                                                               December 1998;
                                                               Director,
                                                               Summit Global
                                                               Partners
                                                               (insurance
                                                               brokerage
                                                               firm) since
                                                               October 2000.
--------------------------------------------------------------------------------
Peter P. Trapp     Trustee  Regional Manager for       45      None.
(61)                since   Atlanta Region, Ford
                    2000    Motor Credit Company
                            since August 1997;
                            formerly, President,
                            Ford Life Insurance
                            Company, April 1995
                            to August 1997.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     NUMBER OF
                                                    PORTFOLIOS       OTHER
                  POSITION                            IN FUND    DIRECTORSHIPS
                 AND LENGTH                           COMPLEX     HELD OUTSIDE
NAME, AGE, AND    OF TIME          PRINCIPAL        OVERSEEN BY   FUND COMPLEX
ADDRESS (1)      SERVED (2)      OCCUPATION(S)(3)     TRUSTEE      BY TRUSTEE
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Edward I.         Trustee   Formerly, Member,          45      Director, Legg
O'Brien* (77)      since    Investment Policy                  Mason, Inc.
                   1993     Committee, Edward                  (financial
                            Jones, 1993 to 2001;               services
                            President, Securities              holding
                            Industry Association               company) since
                            ("SIA") (securities                1993;
                            industry's                         formerly,
                            representative in                  Director,
                            government relations               Boston
                            and regulatory                     Financial
                            matters at the                     Group (real
                            federal and state                  estate and tax
                            levels)  1974 to                   shelters) 1993
                            1992; Adviser to SIA,              to 1999.
                            November 1992 to
                            November 1993.
--------------------------------------------------------------------------------
Jack L. Rivkin*  President  Executive Vice              45     Director, Dale
(65)                and     President and Chief                Carnegie and
                  Trustee   Investment Officer,                Associates,
                   since    Neuberger Berman Inc.              Inc. (private
                 December   (holding company)                  company) since
                   2002     since 2002 and 2003,               1998;
                            respectively;                      Director,
                            Executive Vice                     Emagin Corp.
                            President and Chief                (public
                            Investment Officer,                company) since
                            Neuberger Berman                   1997;
                            since December 2002                Director,
                            and 2003,                          Solbright,
                            respectively;                      Inc. (private
                            Director and                       company) since
                            Chairman,                          1998;
                            NB Management since                Director,
                            December 2002;                     Infogate, Inc.
                            formerly, Executive                (private
                            Vice President,                    company) since
                            Citigroup                          1997;
                            Investments, Inc.                  Director,
                            from September 1995                Broadway
                            to February 2002;                  Television
                            formerly, Executive                Network
                            Vice President,                    (private
                            Citigroup Inc. from                company) since
                            September 1995 to                  2000.
                            February 2002.
--------------------------------------------------------------------------------
Peter E. Sundman* Chairman  Executive Vice             45      Director and
(46)               of the   President, Neuberger               Vice
                   Board,   Berman Inc. (holding               President,
                   Chief    company) since 1999;               Neuberger &
                 Executive  Head of Neuberger                  Berman Agency,
                  Officer   Berman Inc.'s Mutual               Inc. since
                    and     Funds and                          2000;
                  Trustee   Institutional                      formerly,
                   since    Business since 1999;               Director,
                   1999     President and                      Neuberger
                            Director, NB                       Berman Inc.
                            Management since                   (holding
                            1999; Executive Vice               company) from
                            President, Neuberger               October 1999
                            Berman since 1999;                 to March 2003;
                            formerly, Principal,               Trustee, Frost
                            Neuberger Berman from              Valley YMCA.
                            1997 to 1999;
                            formerly, Senior Vice
                            President, NB
                            Management from 1996
                            to 1999.
--------------------------------------------------------------------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     * Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly-owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds for which NB Management serves as investment manager.

Information About the Officers of the Trust
-------------------------------------------


NAME, AGE, AND ADDRESS (1)  POSITION AND LENGTH OF   PRINCIPAL OCCUPATION(S) (3)
--------------------------  -----------------------  ---------------------------
                                TIME SERVED (2)
                                ---------------

Michael J. Bradler (35)       Assistant Treasurer    Employee, NB Management since
                                  since 2005         1997; Assistant Treasurer,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     since 2005.

Claudia A. Brandon (49)      Secretary since 1985    Vice President-Mutual Fund
                                                     Board Relations, NB Management
                                                     since 2000 and Assistant
                                                     Secretary since 2004; Vice
                                                     President, Neuberger Berman
                                                     since 2002 and employee since
                                                     1999; formerly, Vice
                                                     President, NB Management from
                                                     1986 to 1999; Secretary,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (four since 2002, three since
                                                     2003, four since 2004 and one
                                                     since 2005).

Robert Conti (49)          Vice President since 2000 Senior Vice President,
                                                     Neuberger Berman since 2003;
                                                     formerly, Vice President,
                                                     Neuberger Berman from 1999 to
                                                     2003; Senior Vice President,
                                                     NB Management since 2000;
                                                     formerly, Controller, NB
                                                     Management until 1996;
                                                     formerly, Treasurer, NB
                                                     Management from 1996 to 1999;
                                                     Vice President, fifteen
                                                     registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (three since 2000, four since
                                                     2002, three since 2003, four
                                                     since 2004 and one since 2005).

                                      30

NAME, AGE, AND ADDRESS (1)  POSITION AND LENGTH OF   PRINCIPAL OCCUPATION(S) (3)
--------------------------  -----------------------  ---------------------------
                                TIME SERVED (2)
                                ---------------

Brian J. Gaffney (52)      Vice President since 2000 Managing Director, Neuberger
                                                     Berman since 1999; Senior Vice
                                                     President, NB Management since
                                                     2000; formerly, Vice
                                                     President, NB Management from
                                                     1997 to 1999; Vice President,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (three since 2000, four since
                                                     2002, three since 2003, four
                                                     since 2004 and one since 2005).

Sheila R. James (40)          Assistant Secretary    Employee, Neuberger Berman
                                  since 2002         since 1999; formerly,
                                                     Employee, NB Management from
                                                     1991 to 1999; Assistant
                                                     Secretary, fifteen registered
                                                     investment companies for which
                                                     NB Management acts as
                                                     investment manager and
                                                     administrator (seven since
                                                     2002, three since 2003, four
                                                     since 2004 and one since 2005).

Kevin Lyons (50)              Assistant Secretary    Employee, Neuberger Berman
                                  since 2003         since 1999; formerly,
                                                     Employee, NB Management from
                                                     1993 to 1999; Assistant
                                                     Secretary, fifteen registered
                                                     investment companies for which
                                                     NB Management acts as
                                                     investment manager and
                                                     administrator (ten since 2003,
                                                     four since 2004 and one since
                                                     2005).

John M. McGovern (35)       Treasurer and Principal  Vice President, Neuberger
                           Financial and Accounting  Berman since January 2004;
                              Officer since 2005;    Employee, NB Management since
                           prior thereto, Assistant  1993; Treasurer and Principal
                             Treasurer since 2002    Financial and Accounting
                                                     Officer, fifteen registered
                                                     investment companies for which
                                                     NB Management acts as
                                                     investment manager and
                                                     administrator (fifteen since
                                                     2005); formerly, Assistant
                                                     Treasurer, fifteen registered
                                                     investment companies for which
                                                     NB Management acts as
                                                     investment manager and
                                                     administrator from 2002 to
                                                     2005.

Frank Rosato (34)             Assistant Treasurer    Employee, NB Management since
                                  since 2005         1995; Assistant Treasurer,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     since 2005.

Frederic B. Soule (59)     Vice President since 2000 Senior Vice President,
                                                     Neuberger Berman since 2003;
                                                     formerly, Vice President,
                                                     Neuberger Berman from 1999 to
                                                     2003; formerly, Vice
                                                     President, NB Management from
                                                     1995 to 1999; Vice President,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (three since 2000, four since
                                                     2002, three since 2003, four
                                                     since 2004 and one since 2005).

                                      31

NAME, AGE, AND ADDRESS (1)  POSITION AND LENGTH OF   PRINCIPAL OCCUPATION(S) (3)
--------------------------  -----------------------  ---------------------------
                                TIME SERVED (2)
                                ---------------

Chamaine Williams (34)     Chief Compliance Officer  [Vice President, Lehman
                                  since 2005         Brothers Inc. since 2003;
                                                     Chief Compliance Officer,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (fifteen since 2005); Chief
                                                     Compliance Officer, Lehman
                                                     Brothers Asset Management Inc.
                                                     since 2003; Chief Compliance
                                                     Officer, Lehman Brothers
                                                     Alternative Investment
                                                     Management LLC since 2003.]

--------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Fund's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Fund's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31 2005, the Committee met [_______] times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members except for Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met [______] time. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the
required  annual  certifications  from  the  Trust,   Neuberger  Berman  and  NB
Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met [_____] time.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, Cornelius
T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met [___________] times.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended August 31, 2005, the Committee met [____] times.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) broadly oversees the operation of the policies and procedures for pricing the Fund's portfolio securities; (b) considers and evaluates, and recommends to the Board when the Committee deems appropriate, amendments to the pricing procedures; (c) from time to time may be called upon to establish or ratify a method for determining the fair value of portfolio securities for which market prices are not readily available; and (d) from time to time reviews, among other things, (i) data on the quality of execution of portfolio trades, (ii) actual and potential uses of portfolio brokerage commissions, (iii) agency cross-transactions, (iv) information relating to the commissions charged by Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") to the Fund, (v) information concerning the prevailing level of commissions charged by other brokers having comparable execution capability,
(vi) reports prepared by third party consultants regarding the quality of execution of the Fund's trades and (vii) the overall fairness and reasonableness of the Fund's securities lending programs. Its members are John Cannon, Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are
Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met [____] times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman) and Peter P. Trapp (Chairman). All members except for Mr. O'Brien and Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met [____] times.

     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on average net assets.

     The following table sets forth information concerning the compensation of Fund Trustees. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.


                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/05


                                                       Total Compensation from
                                     Aggregate       Investment Companies in the
                                    Compensation          Neuberger Berman
Name and Position With the Trust    FROM THE TRUST   FUND COMPLEX PAID TO TRUSTEES
---------------------------------  --------------   -----------------------------

INDEPENDENT TRUSTEES
John Cannon                                  $[___]                        $[___]
Trustee
Faith Colish                                 $[___]                        $[___]
Trustee
C. Anne Harvey                               $[___]                        $[___]
Trustee
Barry Hirsch                                 $[___]                        $[___]
Trustee
Robert A. Kavesh                             $[___]                        $[___]
Trustee
Howard A. Mileaf                             $[___]                        $[___]
Trustee
William E. Rulon                             $[___]                        $[___]
Trustee
Cornelius T. Ryan                            $[___]                        $[___]
Trustee
Tom Decker Seip                              $[___]                        $[___]
Trustee
Candace L. Straight                          $[___]                        $[___]
Trustee
Peter P. Trapp                               $[___]                        $[___]
Trustee
TRUSTEES WHO ARE "INTERESTED PERSONS"
Edward I. O'Brien                            $[___]                        $[___]
Trustee
Jack L. Rivkin                               $[___]                        $[___]
Trustee
Peter E. Sundman                             $[___]                        $[___]
Trustee

     On [______], 2005, the trustees and officers of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of the Fund.

Ownership of Securities
-----------------------

Set forth below is the dollar range of equity securities owned by each Trustee as of [August 31, 2005].


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Socially
              Century  Fasciano  Focus  Genesis Guardian  International  Manhattan  Millennium Partners Regency  Responsiive  Real
              Fund     Fund      Fund   Fund    Fund      Fund           Fund       Fund       Fund     Fund     Fund         Estate
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John Cannon      A       A         A      A       A          A            A            A         A       A        A            A
------------------------------------------------------------------------------------------------------------------------------------
Faith Colish     A       A         E      E       E          B            E            B         E       A        A            A
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey   A       C         A      A       A          A            A            A         A       A        C            A
------------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch     A       A         A      A       A          A            A            A         A       A        A            A
------------------------------------------------------------------------------------------------------------------------------------
Robert A.        A       A         C      A       A          A            A            C         A       A        A            A
Kavesh
------------------------------------------------------------------------------------------------------------------------------------
Howard A.        C       C         C      B       A          E            A            B         A       A        A            D
Mileaf
------------------------------------------------------------------------------------------------------------------------------------
William E.       A       A         A      A       A          A            B            A         A       A        A            A
Rulon
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T.     A       A         A      A       A          A            A            A         A       A        A            A
Ryan
------------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip      A       A         A      A       A          A            A            A         A       A        A            A
------------------------------------------------------------------------------------------------------------------------------------
Candace L.       A       A         E      E       E          D            C            A         E       A        A            A
Straight
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp   A       A         C      A       A          C            A            A         A       A        A            A
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
Edward I.        A       A         C      D       C          A            D            A         E       A        A            A
O'Brien
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin   A       A         A      A       A          A            A            A         A       A        A            A
------------------------------------------------------------------------------------------------------------------------------------
Peter E.         C       A         D      C       C          C            C            D         D       A        A            E
Sundman
------------------------------------------------------------------------------------------------------------------------------------

A = NONE; B = $1-$10,000; C = $10,000 - $50,000; D = $50,000-$100,000;  E = OVER $100,000

The following table shows the aggregate dollar range that each Trustee held in all the funds in the Neuberger Berman Fund Family.

--------------------------------------------------------------------------------
NAME OF TRUSTEE             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                            REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
                            IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                     $50,001-$100,000
--------------------------------------------------------------------------------
Faith Colish                                                       Over $100,000
--------------------------------------------------------------------------------
C. Anne Harvey                                                  $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                       Over $100,000
--------------------------------------------------------------------------------
Robert A. Kavesh                                               $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                                  Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                                $50,001-$100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                                                  Over $100,000
--------------------------------------------------------------------------------
Tom D. Seip                                                        Over $100,000
--------------------------------------------------------------------------------
Candace L. Straight                                                Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                                  $50,001-$100,000
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Edward I. O'Brien                                                  Over $100,000
--------------------------------------------------------------------------------
Jack L. Rivkin                                                 $10,001 - $50,000
--------------------------------------------------------------------------------
Peter E. Sundman                                                   Over $100,000
--------------------------------------------------------------------------------
* Valuation as of December 31, 2004.

INDEPENDENT TRUSTEES OWNERSHIP OF SECURITIES

     [No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.]

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, dated November 3, 2003 ("Management Agreement").

     The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund.

     NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

     NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to an administration agreements with the Institutional Class of the Trust, dated [October 31, 2003] (each an "Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Institutional Class's average daily net assets, as described below.

     Under the Administration Agreement, NB Management also provides to the Institutional Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third-party investment providers, such as brokers, banks, or pension administrators ("Institutions"). NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or Institutions in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the Institutions solicit and gather shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

     NB Management enters into administrative services agreements with Institutions pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Fund.

     From time to time, the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

     Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Fund intend to contract with Institutions for only those services they may legally provide. If, due to a change in laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management or the Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or their shareholders adversely.

Management and Administration Fees
----------------------------------

     For  investment  management  services,   the  Fund  pays  NB  Management  a
management fee at the annual rate of 0.85% of the Fund's average daily net assets.

     For administrative services, the Institutional Class of the Fund pays NB Management a fee at the annual rate of [0.15%] of the Fund's average daily net assets, plus out-of-pocket expenses for technology used for shareholder servicing. In most years, these out-of-pocket expenses are expected to be a fraction of a basis point (a basis point is 1/100 of a percentage point).

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below.

Institutional Class
-------------------

     NB Management has contractually undertaken to reimburse the Institutional Class of THE Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, [0.95]% per annum of the Institutional Class' average daily net assets. This undertaking lasts until August 31, [2016]. The Institutional Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of [0.95]% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

     The Management Agreement continues until October 31, 2006. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues until October 31, 2006. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

      The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

      The Sub-Advisory Agreement continues until October 31, 2006 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to the Fund if they are assigned or if the Management Agreement terminates with respect to the Fund.

      Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Portfolio Manager Disclosure
----------------------------

      Other Accounts Managed
      ----------------------

      Steven R. Brown is a Portfolio Manager for the Neuberger Berman REAL ESTATE Fund. The table below describes the other accounts for which he has day-to-day management responsibility as of August 31, 2005.

                                              NUMBER OF
                                              ACCOUNTS
                     NUMBER       TOTAL      MANAGED FOR    ASSETS MANAGED FOR
                       OF       ASSETS     WHICH ADVISORY  WHICH ADVISORY FEE IS
                    ACCOUNTS    MANAGED        FEE IS       PERFORMANCE-BASED
 TYPE OF ACCOUNT     MANAGED  ($MILLIONS)  PERFORMANCE-BASED   ($ MILLIONS)

Steven R. Brown

Registered             [__]       $[__]          [__]              $[__]
Investment Companies
Other Pooled           [__]       $[__]          [__]              $[__]
Investment Vehicles
                       [--]       $[--]          [--]              $[--]
Other Accounts

      Conflicts of Interest
      ---------------------

      Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. NB Management, Neuberger Berman and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

      Compensation
      ------------

      A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

      Our Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. We believe that our Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

      In addition, there are additional stock and option award programs available.

      We believe the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

      Ownership of Securities
      -----------------------

      Set forth below is the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of [August 31, 2005].

--------------------------------------------------------------------------------

 PORTFOLIO MANAGER               FUND(S) MANAGED               DOLLAR RANGE OF
                                                              EQUITY SECURITIES
                                                              OWNED IN THE FUND
--------------------------------------------------------------------------------

Steven R. Brown      Neuberger Berman REAL ESTATE Fund
--------------------------------------------------------------------------------
A = NONE; B = $1-$10,000; C = $10,001-$50,000; D =$50,001-$100,000;
E = $100,001-500,000; F = $500,001-$1,000,000; G = OVER $1,000,001

Board Consideration of the Management and Sub-Advisory Agreements
-----------------------------------------------------------------

      [With respect to approval of the Management and Sub-Advisory Agreements (collectively, the "Agreements"), the Board annually considers the factors set forth below. Because the Agreements were approved pursuant to a shareholder vote last year, [the Board did not have to approve the Agreements this year], however the Board requested a full report and reviewed materials furnished by Neuberger Berman.

      The Board had previously considered the terms of the previous management and sub-advisory agreements, which have terms substantially identical to the Management and Sub-Advisory Agreements, as part of its annual review of those agreements. The Board evaluated whether the agreements were in the best interests of the Fund and its shareholders. The Board primarily considered, with respect to the Fund, the nature and quality of the services provided under the agreements and the overall fairness of the agreements to the Fund. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board's consideration of these and other issues. The Board also retained an independent consultant to provide additional data and met with the consultant to discuss the proper interpretation of that data.

      With respect to the nature and quality of the services provided, the Board considered the performance of the Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the Portfolio Manager. The Board considered NB Management's resources and responsiveness with respect to Fund that had experienced lagging performance. The Board also considered the quality of brokerage execution provided by NB Management. The Board's Portfolio Transactions Committee from time to time reviews the quality of the brokerage services that Neuberger Berman provides, and has reviewed studies by independent firms engaged to review and evaluate the quality of brokerage execution received by the Fund. The Board considered NB Management or Neuberger Berman's use of brokers or dealers in Fund transactions that provided research and other services to NB Management or Neuberger Berman, and the benefits derived by the Fund and by other clients of NB Management and Neuberger Berman from such services. The Board also considered NB Management and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems.

      With respect to the overall fairness of the agreements, the Board primarily considered the fee structure of the agreements and the profitability of NB Management and its affiliates from their association with the Fund. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Fund. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the specific portfolio management issues that contributed to the higher fee. The Board also considered that the Fund's fee structure provides for a reduction of payments resulting from economies of scale. The Board also considered the contractual limits on Fund expenses undertaken by NB Management. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to the Fund, the Board reviewed specific data as to NB Management's profit or loss on the Fund for a recent period, and carefully examined NB Management's cost allocation methodology.

      These matters were also considered by the Independent Fund Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management. The annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.]

Investment Companies Managed
----------------------------

      As of [September 30,] 2005, the investment companies managed by NB Management had aggregate net assets of approximately $[__] billion. NB Management currently serves as investment manager of the following investment companies:

                                                                   Approximate
                                                                 Net Assets at
Name                                                      [SEPTEMBER 30], 2005
----                                                      ---------------------

Lehman Brothers Core Bond Fund........................................$[_____]

Neuberger Berman Cash Reserves........................................$[_____]

Neuberger Berman Government Money Fund................................$[_____]

                                                                   Approximate
                                                                 Net Assets at
Name                                                      [SEPTEMBER 30], 2005
----                                                      ---------------------

Neuberger Berman High Income Bond Fund................................$[_____]

Neuberger Berman Institutional Cash Fund .............................$[_____]

Neuberger Berman Limited Maturity Bond Fund...........................$[_____]

Neuberger Berman Municipal Money Fund.................................$[_____]

Neuberger Berman Municipal Securities Trust...........................$[_____]

Neuberger Berman Strategic Income Fund................................$[_____]

Neuberger Berman Century Fund.........................................$[_____]

Neuberger Berman Fasciano Fund........................................$[_____]

Neuberger Berman Focus Fund...........................................$[_____]

Neuberger Berman Genesis Fund.........................................$[_____]

Neuberger Berman Guardian Fund........................................$[_____]

Neuberger Berman International Fund...................................$[_____]

Neuberger Berman International Institutional Fund.....................$[_____]

Neuberger Berman Manhattan Fund.......................................$[_____]


Neuberger Berman Millennium Fund......................................$[_____]

Neuberger Berman Partners Fund........................................$[_____]

Neuberger Berman Real Estate Fund.....................................$[_____]

Neuberger Berman Regency Fund.........................................$[_____]

Neuberger Berman Socially Responsive Fund.............................$[_____]

Neuberger Berman Advisers Management Trust............................$[_____]

Neuberger Berman Intermediate Municipal Fund Inc......................$[_____]

Neuberger Berman California Intermediate Municipal Fund Inc...........$[_____]

                                                                   Approximate
                                                                 Net Assets at
Name                                                      [SEPTEMBER 30], 2005
----                                                      ---------------------

Neuberger Berman New York Intermediate Municipal Fund Inc.............$[_____]

Neuberger Berman Real Estate Income Fund Inc..........................$[_____]

Neuberger Berman Realty Income Fund Inc...............................$[_____]

Neuberger Berman Real Estate Securities Income Fund Inc...............$[_____]

Neuberger Berman Income Opportunity Fund Inc..........................$[_____]

Neuberger Berman Dividend Advantage Fund Inc. ........................$[_____]

Institutional Liquidity Portfolio.....................................$[_____]

Prime Portfolio.......................................................$[_____]

      The investment decisions concerning the Fund and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the Fund involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

      The Fund, NB Management and Neuberger Berman, LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund's managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

      Neuberger Berman and NB Management are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

      Lehman Brothers Holding Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

      According to a Schedule 13G jointly filed on February 14, 2005 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 12,161,892 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 5,998,759 of such shares, shared voting power with respect to 1,562,204 of such shares, sole dispositive power with respect to 12,160,907 of such shares, and shared dispositive power with respect to 985 of such shares, and (b) 12,117,617 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand,

75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS

      The Fund offers Trust Class and Institutional Class shares. This Statement of Additional Information and corresponding Prospectus relates solely to the Institutional Class of shares.

Distributor
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Institutional Class shares are offered on a no-load basis. Institutional Class shares of the Fund are available directly or through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

      In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

      For the Fund's Institutional Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of shares of a certain Class.

      The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to the Institutional Class of the Fund ("Distribution Agreements"). The Distribution Agreements continue until [October 31, 2006]. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

      The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      The Fund values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

      If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. The Fund values all other securities and assets, including restricted securities, by a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

      The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that the Fund could expect to receive for the securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index.

      If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Fund Trustees have authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

      If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

      [If shareholders purchased Institutional Class shares directly, they may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB
Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

      Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.]

                         ADDITIONAL EXCHANGE INFORMATION

      [As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," if shareholders purchased the Fund's Institutional Class shares directly, they may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met. An Institution may exchange the Fund's Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution.]

EQUITY FUNDS
------------
   Neuberger Berman                 Seeks  long-term  growth  of  capital;   dividend
   Century Fund                     income is a  secondary  goal.  Invests  mainly in
                                    common stocks of large-capitalization  companies.
                                    The manager  seeks to buy  companies  with strong
                                    historical and prospective earnings growth.

EQUITY FUNDS
------------
   Neuberger Berman                 Seeks  long-term  capital  growth.  The Portfolio
   Fasciano Fund                    Manager also may  consider a company's  potential
                                    for income  prior to  selecting  it for the Fund.
                                    The Fund invests  mainly in the common  stocks of
                                    small-cap  companies,  I.E.,  those  with a total
                                    market value of no more than  $1.5 billion at the
                                    time  the  Fund  first   invests   in  them.   In
                                    selecting  companies  that the  manager  believes
                                    may  have  greater  potential  to  appreciate  in
                                    price,  the  manager  will  invest  the  Fund  in
                                    smaller  companies  that  are  under-followed  by
                                    major  Wall  Street  brokerage  houses  and large
                                    asset management firms.

   Neuberger Berman                 Seeks  long-term   growth  of  capital.   Invests
   Focus Fund                       mainly  in  common   stocks   selected   from  13
                                    multi-industry   sectors  of  the   economy.   To
                                    maximize  potential  return,  the  Fund  normally
                                    makes 90% or more of its  investments in not more
                                    than six sectors of the  economy,  and may invest
                                    50% or more of its assets in any one sector.

   Neuberger Berman                 Seeks  growth  of  capital.   Invests  mainly  in
   Genesis Fund                     stocks   of    companies    with   small   market
                                    capitalizations  (no more  than  $1.5 billion  at
   (This Fund is closed to new      the  time  of  the   Fund's   investment).   Fund
   investors.)                      managers  seek to buy the  stocks of  undervalued
                                    companies   whose   current   product  lines  and
                                    balance sheets are strong.

   Neuberger Berman                 Seeks    long-term    growth   of   capital   and
   Guardian Fund                    secondarily,  current  income.  Invests mainly in
                                    stocks of mid- to large-capitalization  companies
                                    that are well  positioned and are  undervalued in
                                    the market.

   Neuberger Berman                 Seeks   long-term    capital    appreciation   by
   International Fund               investing  primarily  in  foreign  stocks  of any
                                    capitalization,  both in developed  economies and
                                    in   emerging   markets.   Fund   managers   seek
                                    undervalued  companies in  countries  with strong
                                    potential for growth.

   Neuberger Berman                 Seeks  growth of capital.  Invests in  securities
   Manhattan Fund                   believed  to  have  the  maximum   potential  for
                                    long-term  capital  appreciation.  Fund  managers
                                    seek  fast-growing  companies  with above average
                                    sales and competitive  returns on equity relative
                                    to their  peers.  Factors  in  identifying  these
                                    firms may include  financial  strength,  a strong
                                    position   relative  to  competitors  and  strong
                                    earnings growth relative to competitors.

EQUITY FUNDS
------------
   Neuberger Berman                 Seeks  growth of capital by  investing  mainly in
   Millennium Fund                  common stocks of small-capitalization  companies,
                                    which it  defines  as those  with a total  market
                                    value of no more than  $2 billion  at the time of
                                    initial  investment.  The Fund co-managers take a
                                    growth approach to stock  selection,  looking for
                                    fast growing  companies  with above average sales
                                    and  competitive  returns on equity  relative  to
                                    their peers.  Factors in identifying  these firms
                                    may   include   financial   strength,   a  strong
                                    position   relative  to  competitors  and  strong
                                    earnings growth relative to competitors.

   Neuberger Berman                 Seeks capital  growth through an approach that is
   Partners Fund                    intended  to  increase  capital  with  reasonable
                                    risk.  The Fund  manager  looks at  fundamentals,
                                    focusing  particularly  on cash  flow,  return on
                                    capital, and asset values.

   Neuberger Berman                 Seeks total  return  through  investment  in real
   Real Estate Fund                 estate   securities,   emphasizing  both  capital
                                    appreciation and current income.

   Neuberger Berman                 Seeks  growth of capital by  investing  primarily
   Regency Fund                     in common stocks of mid-capitalization  companies
                                    which   the   manager    believes    have   solid
                                    fundamentals.

   Neuberger Berman                 Seeks  long-term  growth of  capital by investing
   Socially Responsive Fund         primarily in securities  of  companies  that meet
                                    the Fund's financial criteria and  social policy.

INCOME FUNDS
------------

   Lehman Brothers                  Seeks   to   maximize   total   return   through   a
   Core Bond Fund                   combination  of  income  and  capital  appreciation.
                                    The   Fund   normally   invests   in  high   quality
                                    fixed-income     securities.     Corporate    bonds,
                                    commercial  paper or bonds secured by assets such as
                                    home mortgages,  generally, must at least be an A*/;
                                    bonds issued by the U.S.  Government or its agencies
                                    are considered high quality.


INCOME FUNDS
------------
   Neuberger Berman                 A  money   market   fund   seeking   the  highest
   Cash Reserves                    available  current income  consistent with safety
                                    and liquidity.  The Fund invests in  high-quality
                                    money  market  instruments.  The  Fund  may  also
                                    engage  in  reverse  repurchase   agreements  and
                                    securities   lending.  It  seeks  to  maintain  a
                                    constant purchase and redemption price of $1.00.

   Neuberger Berman                 A  U.S.  Government  money  market  fund  seeking
   Government Money Fund            maximum  safety  and  liquidity  and the  highest
                                    available  current  income.  The Fund  invests in
                                    securities  issued or  guaranteed as to principal
                                    or interest by the U.S. Government,  its agencies
                                    and  instrumentalities  and repurchase agreements
                                    on such  securities.  The Fund may also engage in
                                    reverse  repurchase   agreements  and  securities
                                    lending.   It  seeks  to   maintain   a  constant
                                    purchase and redemption price of $1.00.

   Neuberger Berman                 Seeks high total returns  consistent with capital
   High Income Bond Fund            preservation.    The   Fund   normally    invests
                                    primarily  in a  diversified  portfolio  of  U.S.
                                    intermediate-term,  high-yield  corporate  bonds,
                                    including those sometimes known as "junk" bonds.

   Neuberger Berman                 Seeks the highest current income  consistent with
   Limited Maturity Bond Fund       low  risk  to  principal   and   liquidity   and,
                                    secondarily,  total  return.  The Fund invests in
                                    debt  securities,   primarily  investment  grade;
                                    maximum 10% below investment  grade, but no lower
                                    than B.*/ Maximum average duration of four years.


MUNICIPAL FUNDS
   Neuberger Berman                 A money market fund seeking the maximum  current
   Municipal Money Fund             income   exempt   from   federal   income   tax,
                                    consistent  with safety and liquidity.  The Fund
                                    invests in  high-quality,  short-term  municipal
                                    securities.  It seeks  to  maintain  a  constant
                                    purchase and redemption price of $1.00.

   Neuberger Berman                 Seeks high  current  tax-exempt  income with low
   Municipal Securities Trust       risk to principal,  limited  price  fluctuation,
                                    and liquidity  and,  secondarily,  total return.
                                    The Fund invests in investment  grade  municipal
                                    securities  with a maximum  average  duration of
                                    10 years.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      There can be no assurance that Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, or Neuberger Berman MUNICIPAL MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced Funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

      Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future. Before effecting an exchange, shareholders should review a currently effective Prospectus of the Fund into which the exchange is to be made.

      Because the Fund charges shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Fund will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

      o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

      o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

      The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. The Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      The Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions earned or realized by the Fund. Capital gain realization is one factor that a portfolio manager may consider in deciding when to sell a security. The Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Fund's NAV until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      The Fund normally pays dividends from distributions of net realized capital and foreign currency gains, if any, once annually, in December. The Fund distributes substantially all of its net investment income (after deducting expenses), if any, near the end of each calendar quarter.

      The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the Fund, unless the shareholder elects to receive them in cash ("cash election"). If shareholders purchased the Fund's Institutional Class shares directly, they may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403,

Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

      A cash election with respect to the Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver the Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

      To continue to qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

      If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (I.E. the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund's average earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" ("QDI") would be taxable at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      Dividends and interest the Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "QDI."

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so.

      The Fund's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Exchange-traded futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Code), certain foreign currency contracts, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends the Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      The Fund may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, the Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or, if necessary, from the proceeds of sales of its securities. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      Income the Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) ("RE Partnership") will be treated as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership.

      The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under U.S. Treasury regulations that are authorized by the Code but have not yet been issued, some of a REIT's income attributable to such an interest (an "excess inclusion") generally will be allocated to the REIT's shareholders in proportion to the dividends they receive; those regulations are expected to treat a RIC's excess inclusion income similarly. Excess inclusion income so allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) would constitute unrelated business taxable income to them. In addition, if a "disqualified organization" (which term includes a governmental unit and a tax-exempt entity) is a record holder of a RIC's shares at any time during a taxable year, the RIC will be subject to tax equal to the portion of its excess inclusion income for the year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests.

Taxation of the Fund's Shareholders
-----------------------------------

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      The Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

      As described in "Maintaining Your Account" in each Prospectus, the Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

                                FUND TRANSACTIONS

      Neuberger Berman and Lehman Brothers act as principal brokers for the Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). This means the Fund trades may be executed by Neuberger Berman or Lehman Brothers where Neuberger Berman or Lehman Brothers is capable of providing best execution. In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.

      During the fiscal year ended August 31, 2003, Neuberger Berman REAL ESTATE Fund paid brokerage commissions of $100,388, of which $31,103 was paid to Neuberger Berman and $14,540 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman REAL ESTATE Fund paid brokerage commissions of $169,628, of which $100 was paid to Neuberger Berman and $28,845 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman REAL ESTATE Fund paid brokerage commissions of $[___], of which $[___] was paid to Neuberger Berman and $[___] was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised [___]% of the aggregate dollar amount of transactions involving the payment of commissions, and [___]% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [___]% of the aggregate dollar amount of transactions involving the payment of commissions, and [___]% of the aggregate brokerage commissions paid by the Fund. [___]% of the $[___] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[___]) was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: [_____]; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: [Neuberger Berman, LLC, $_____].

      The Fund may, from time to time, loan portfolio securities to Neuberger Berman, Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

      In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

      The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Fund are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

      The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

      In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

      A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of some of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

      Steven R. Brown is a Vice President of NB Management and a Managing Director of Neuberger Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investments of the Fund. He has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

Commission Recapture Program and Expense Offset Arrangement
-----------------------------------------------------------

      The Fund has entered into a commission recapture program with [CITIGROUP GLOBAL - VERIFY THIS IS CORRECT AND THERE ARE NO OTHER BROKERS - ITEM 14(C)(2)], which enables the Fund to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the year ended August 31, 2005, the impact of this arrangement on the Fund was a reduction of expenses as follows:

          -------------------------------------------------------
                                        AMOUNT OF  REDUCTION  OF
                                        EXPENSES
          -------------------------------------------------------
          Real Estate                                     $9,629
          -------------------------------------------------------

      The Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended August 31, 2005, the impact of this arrangement was a reduction of expenses as follows:

          -------------------------------------------------------
                                        AMOUNT OF  REDUCTION  OF
                                        EXPENSES
          -------------------------------------------------------
          Real Estate                                       $247
          -------------------------------------------------------

Portfolio Turnover
------------------

      The Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year. [DETERMINE IF THERE WAS ANY SIGNIFICANT VARIATION IN THE LAST 2 FISCAL YEARS (N-1A 11(E))]

Proxy Voting
------------

      The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

      Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

      For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

      In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, WWW.SEC.GOV.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

      The Fund prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

      NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Fund's President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

      Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the Fund's President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      Neither the Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Directors reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

      Pursuant to a Code of Ethics adopted by the Fund, NB Management and Neuberger Berman ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund's shareholders. The Code also prohibits any person associated with the Fund, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

      The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

      STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

      RATING, RANKING AND RESEARCH AGENCIES. The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provides its complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. The Fund also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by the Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. The Fund either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                             REPORTS TO SHAREHOLDERS

      Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

      The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds."

      DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

      OTHER. Because Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) can be bought, owned and sold through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

      The Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All correspondence for other classes should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm who will audit its financial statements.

                                  LEGAL COUNSEL

      The Trust has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1221, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Since the Fund is new, there were no beneficial and record owners of more than five percent of the Institutional Class of the Fund. As of [_______], 2005, the following are all of the beneficial and record owners of more than five percent of the Trust Class of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND AND CLASS      NAME AND ADDRESS                            PERCENT OWNED
--------------      ----------------                            -------------

REAL ESTATE FUND                                                    [___]%
TRUST CLASS                                                         [___]%
                                                                    [___]%
                                                                    [___]%

                             REGISTRATION STATEMENT

      This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

      Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 2005:

            The audited financial statements of Neuberger Berman REAL ESTATE Fund, notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

                                                                      APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

S&P CORPORATE BOND RATINGS:
--------------------------

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being -- paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

            MOODY'S CORPORATE BOND RATINGS:
            ------------------------------

            AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            BA - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            CA - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

            -     Leading market positions in well-established industries.

            -     High rates of return on funds employed.

            - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 111 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.   Exhibits.
-------    --------

(a)        (1)        Restated Certificate of Trust.  Incorporated by Reference
                      to Post-Effective Amendment No. 82 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 21, 1998).

           (2)        Trust Instrument of Neuberger Berman Equity Funds.
                      Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           (3) Amended Trust Instrument Schedule A listing the current series and classes of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 110 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582. To be filed by subsequent amendment.

(b) By-Laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

(c)        (1)        Trust Instrument of Neuberger Berman Equity Funds,
                      Articles IV, V, and VI. Incorporated by Reference to
                      Post-Effective Amendment No. 70 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed August 30, 1995).

           (2) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to
                      Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

(d)        (1)        (i)    Management Agreement Between Neuberger Berman
                             Equity Funds and Neuberger Berman Management Inc.
                             Incorporated by Reference to Post-Effective
                             Amendment No. 106 to Registrant's Registration
                             Statement, File Nos. 2-11357 and 811-582 (Filed
                             December 19, 2003).

                      (ii) Amended Management Agreement Schedules listing the current series of Neuberger Berman Equity Funds subject to the Management Agreement and the compensation under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 110 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 14, 2005).

           (2)               (i) Sub-Advisory Agreement Between Neuberger
                                 Berman Management Inc. and Neuberger Berman,
                                 LLC with respect to Neuberger Berman Equity
                                 Funds. Incorporated by Reference to
                                 Post-Effective Amendment No. 106 to
                                 Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

                            (ii) Amended Sub-Advisory Agreement Schedule
                                 listing the current series of Neuberger Berman Equity Funds subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 110 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 14, 2005).

(e)        (1)        Distribution Agreement Between Neuberger Berman Equity
                      Funds and Neuberger Berman Management Inc. with Respect to
                      Investor Class Shares. Incorporated by Reference to
                      Post-Effective Amendment No. 106 to Registrant's
                      Registration Statement, File Nos. 2-11357 and 811-582
                      (Filed December 19, 2003).

           (2) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to

                      Trust Class Shares of Genesis Fund, International Fund and Manhattan Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

           (3) Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Focus Fund, Guardian Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

           (4) Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

           (5) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

           (6) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman International Institutional Fund and certain Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 110 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 14, 2005).

           (7) Amended Schedule A to the Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman International Institutional Fund and certain Institutional Class Shares. To be filed by subsequent amendment.

(f)                   Bonus or Profit Sharing Contracts. None.

(g)        (1)        Custodian Contract Between Neuberger Berman Equity Funds
                      and State Street Bank and Trust Company. Incorporated by
                      Reference to Post-Effective Amendment No. 74 to
                      Registrant's Registration Statement, File Nos. 2-11357 and
                      811-582 (Filed December 15, 1995).

           (2)        Schedule of Compensation under the Custodian Contract.
                      Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

(h)        (1)        (i)    Transfer Agency and Service Agreement Between
                             Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to
                             Post-Effective Amendment No. 70 to Registrant's
                             Registration Statement, File Nos. 2-11357 and
                             811-582 (Filed August 30, 1995).

                     (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                    (iii) Second Amendment to Transfer Agency and Service Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                    (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

           (2) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

           (3) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

           (4) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

           (5) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

           (6) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman International Institutional Fund. Incorporated by Reference to Post-Effective Amendment No. 110 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 14, 2005).

           (7) Amended Schedule A to the Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman International Institutional Fund and certain Institutional Class Shares. To be filed by subsequent amendment.

(i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with Respect to Securities Matters of the Registrant. To be filed by subsequent amendment.

(j) Consent of Independent Registered Public Accounting Firm. To be filed by subsequent amendment.

(k)        Financial Statements Omitted from Prospectus. None.

(l)        Letter of Investment Intent. None.

(m)        (1) (i) Plan Pursuant to Rule 12b-1 with Respect to Trust Class of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

              (ii) Amended Schedule A listing series of Neuberger Berman Equity
                   Funds currently subject to the Trust Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

           (2) (i) Plan Pursuant to Rule 12b-1 with Respect to Advisor Class of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13,
                   2000).

              (ii) Amended Schedule A listing series of Neuberger Berman Equity
                   Funds currently subject to the Advisor Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

(n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

(o) Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).

(p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

Item 24.    Persons Controlled By or Under Common Control with Registrant.
-------     -------------------------------------------------------------

                  No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
-------     ---------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

     Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

     Section 9.1 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser and Sub-Adviser.
-------    --------------------------------------------------------------------

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------

Claudia Brandon                             Vice President, Neuberger Berman,
Vice President/Mutual Fund Board            LLC since 2002; Employee, Neuberger
Relations, NB Management since May          Berman, LLC since 1999; Secretary,
2000; Vice President, NB                    Neuberger Berman Advisers Management
Management from 1986-1999.                  Trust; Secretary, Neuberger Berman
                                            Equity Funds; Secretary, Neuberger
                                            Berman Income Funds; Secretary,
                                            Neuberger Berman Real Estate Income
                                            Fund Inc.; Secretary, Neuberger
                                            Berman Intermediate Municipal Fund
                                            Inc.; Secretary, Neuberger Berman
                                            New York Intermediate Municipal Fund
                                            Inc.; Secretary, Neuberger Berman
                                            California Intermediate Municipal
                                            Fund Inc.; Secretary, Neuberger
                                            Berman Realty Income Fund Inc.;
                                            Secretary, Neuberger Berman Income
                                            Opportunity Fund Inc.; Secretary,
                                            Neuberger Berman Real Estate
                                            Securities Income Fund Inc.;
                                            Secretary, Neuberger Berman Dividend
                                            Advantage Fund Inc.; Secretary,
                                            Neuberger Berman Institutional
                                            Liquidity Series; Secretary, Lehman
                                            Brothers Institutional Liquidity
                                            Series; Secretary, Institutional
                                            Liquidity Trust; Secretary, Lehman
                                            Brothers Reserve Liquidity Series.


Thomas J. Brophy                            Managing Director, Neuberger Berman,
Vice President, NB Management since March   LLC; Portfolio Manager, Neuberger
2000.                                       Berman California Intermediate
                                            Municipal Fund Inc.; Portfolio
                                            Manager, Neuberger Berman
                                            Intermediate Municipal Fund Inc.;
                                            Portfolio Manager, Neuberger Berman
                                            New York Intermediate Municipal Fund
                                            Inc.; Portfolio Manager, Neuberger
                                            Berman Municipal Money Fund and
                                            Neuberger Berman Municipal
                                            Securities Trust, each a series of
                                            Neuberger Berman Income Funds.

Steven R. Brown                             Managing Director, Neuberger Berman,
Vice President, NB Management since 2002.   LLC; Portfolio Manager, Neuberger
                                            Berman Real Estate Income Fund Inc.;
                                            Portfolio Manager, Neuberger Berman
                                            Realty Income Fund Inc.; Portfolio
                                            Manager, Neuberger Berman Income
                                            Opportunity Fund Inc.; Portfolio
                                            Manager, Neuberger Berman Real
                                            Estate Securities Income Fund Inc.;
                                            Portfolio Manager, Neuberger Berman
                                            Dividend Advantage Fund Inc.;
                                            Portfolio Manager, Neuberger Berman
                                            Real Estate Fund, a series of
                                            Neuberger Berman Equity Funds.

Lori Canell                                 Managing Director, Neuberger Berman,
Vice President, NB Management.              LLC; Portfolio Manager, Neuberger
                                            Berman California Intermediate
                                            Municipal Fund Inc.; Portfolio
                                            Manager, Neuberger Berman
                                            Intermediate Municipal Fund Inc.;
                                            Portfolio Manager, Neuberger Berman
                                            New York Intermediate Municipal Fund
                                            Inc.; Portfolio Manager, Neuberger
                                            Berman Municipal Securities Trust, a
                                            series of Neuberger Berman Income
                                            Funds.

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------

Robert Conti                                Senior Vice President of Neuberger
Senior Vice President, NB Management        Berman, LLC, since 2003; Vice
since November 2000; Treasurer, NB          President, Neuberger Berman, LLC,
Management until May 2000.                  from 1999 to 2003; Vice President,
                                            Neuberger Berman Income Funds; Vice
                                            President, Neuberger Berman Equity
                                            Funds; Vice President, Neuberger
                                            Berman Advisers Management Trust;
                                            Vice President, Neuberger Berman
                                            Real Estate Income Fund Inc.; Vice
                                            President, Neuberger Berman
                                            Intermediate Municipal Fund Inc.;
                                            Vice President Neuberger Berman New
                                            York Intermediate Municipal Fund
                                            Inc.; Vice President, Neuberger
                                            Berman California Intermediate
                                            Municipal Fund Inc.; Vice President,
                                            Neuberger Berman Realty Income Fund
                                            Inc.; Vice President, Neuberger
                                            Berman Income Opportunity Fund Inc.;
                                            Vice President, Neuberger Berman
                                            Real Estate Securities Income Fund
                                            Inc.; Vice President, Neuberger
                                            Berman Dividend Advantage Fund Inc.;
                                            Vice President, Neuberger Berman
                                            Institutional Liquidity Series; Vice
                                            President, Lehman Brothers
                                            Institutional Liquidity Series; Vice
                                            President, Institutional Liquidity
                                            Trust; Vice President; Lehman
                                            Brothers Reserve Liquidity Series.

Robert B. Corman                            Managing Director, Neuberger Berman,
Vice President, NB Management since 2003.   LLC; Portfolio Manager, Neuberger
                                            Berman Focus Fund, a series of
                                            Neuberger Berman Equity Fund;
                                            Portfolio Manager, Focus Portfolio,
                                            a series of Neuberger Berman
                                            Advisers Management Trust.

Robert W. D'Alelio                          Managing Director, Neuberger Berman,
Vice President, NB Management.              LLC; Portfolio Manager, Neuberger
                                            Berman Genesis Fund, a series of
                                            Neuberger Berman Equity Fund.

Ingrid Dyott                                Vice President, Neuberger Berman,
Vice President, NB Management.              LLC; Portfolio Manager, Neuberger
                                            Berman Socially Responsive Fund, a
                                            series of Neuberger Berman Equity
                                            Fund; Portfolio Manager, Socially
                                            Responsive Portfolio, a series of
                                            Neuberger Berman Advisers Management
                                            Trust.

Michael F. Fasciano                         Managing Director, Neuberger Berman,
Vice President, NB Management since March   LLC since March 2001; President,
2001.                                       Fasciano Company Inc. until March
                                            2001; Portfolio Manager, Fasciano
                                            Fund Inc. until March 2001;
                                            Portfolio Manager, Neuberger Berman
                                            Fasciano Fund, a series of Neuberger
                                            Berman Equity Fund; Portfolio
                                            Manager, Fasciano Portfolio, a
                                            series of Neuberger Berman Advisers
                                            Management Trust.

Brian J. Gaffney                            Managing Director, Neuberger Berman,
Senior Vice President, NB Management        LLC since 1999; Vice President,
since November 2000; Vice President, NB     Neuberger Berman Income Funds; Vice
Management from April 1997 through          President, Neuberger Berman Equity
November 1999.                              Funds; Vice President, Neuberger
                                            Berman Advisers Management Trust;
                                            Vice President, Neuberger Berman
                                            Real Estate Income Fund Inc.; Vice
                                            President, Neuberger Berman
                                            Intermediate Municipal Fund Inc.;
                                            Vice President, Neuberger Berman New
                                            York Intermediate Municipal Fund
                                            Inc.; Vice President, Neuberger
                                            Berman California Intermediate
                                            Municipal Fund Inc.; Vice President,
                                            Neuberger Berman Realty Income Fund
                                            Inc.; Vice President, Neuberger
                                            Berman Income Opportunity Fund Inc.;
                                            Vice President, Neuberger Berman
                                            Real Estate Securities Income Fund
                                            Inc.; Vice President, Neuberger
                                            Berman Dividend Advantage Fund Inc.;
                                            Vice President, Neuberger Berman
                                            Institutional Liquidity Series; Vice
                                            President, Lehman Brothers
                                            Institutional Liquidity Series; Vice
                                            President, Institutional Liquidity
                                            Trust; Vice President, Lehman
                                            Brothers Reserve Liquidity Series.

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------

Theodore P. Giuliano                        Managing Director, Neuberger Berman,
Vice President (and Director until          LLC; Portfolio Manager, Neuberger
February 2001), NB Management.              Berman Cash Reserves, Neuberger
                                            Berman Government Money Fund,
                                            Neuberger Berman Limited Maturity
                                            Bond Fund, Neuberger Berman
                                            Municipal Money Fund and Neuberger
                                            Berman Municipal Securities Trust,
                                            each a series of Neuberger Berman
                                            Income Funds; Portfolio Manager,
                                            Limited Maturity Bond Portfolio, a
                                            series of Neuberger Berman Advisers
                                            Management Trust.

Joseph K. Herlihy                           Senior Vice President and Treasurer,
Treasurer, NB Management.                   Neuberger Berman, LLC; Treasurer,
                                            Neuberger Berman Inc.

Kelly M. Landron                            None.
Vice President, NB Management Inc. since
March 2000.

Jeffrey B. Lane                             Chief Executive Officer and
Director, NB Management since February      President, Neuberger Berman, LLC;
2001.                                       Director, Chief Executive Officer
                                            and President, Neuberger Berman
                                            Inc.; Director, Neuberger Berman
                                            Trust Company from June 1999 until
                                            November 2000.

Robert Matza                                Executive Vice President and Chief
Director, NB Management since April 2000.   Operating Officer, Neuberger Berman,
                                            LLC since January 2001; prior
                                            thereto, Executive Vice President
                                            and Chief Administrative Officer,
                                            Neuberger Berman, LLC; Executive
                                            Vice President, Chief Operating
                                            Officer and Director, Neuberger
                                            Berman Inc. since January 2001,
                                            prior thereto, Executive Vice
                                            President, Chief Administrative
                                            Officer and Director, Neuberger
                                            Berman Inc.

Arthur Moretti                              Managing Director, Neuberger Berman,
Vice President, NB Management since June    LLC since June 2001; Managing
2001.                                       Director, Eagle Capital from January
                                            1999 until June 2001; Portfolio
                                            Manager, Neuberger Berman Guardian
                                            Fund and Neuberger Berman Socially
                                            Responsive Fund, each a series of
                                            Neuberger Berman Equity Funds;
                                            Portfolio Manager, Guardian
                                            Portfolio and Socially Responsive
                                            Portfolio, each a series of
                                            Neuberger Berman Advisers Management
                                            Trust.

S. Basu Mullick                             Managing Director, Neuberger Berman,
Vice President, NB Management.              LLC; Portfolio Manager, Neuberger
                                            Berman Partners Fund and Neuberger
                                            Berman Regency Fund, each a series
                                            of Neuberger Berman Equity Funds;
                                            Portfolio Manager, Partners
                                            Portfolio and Regency Portfolio,
                                            each a series of Neuberger Berman
                                            Advisers Management Trust.

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------

Jack L. Rivkin                              Executive Vice President, Neuberger
Chairman and Director, NB Management        Berman, LLC; Executive Vice
since December 2002.                        President, Neuberger Berman Inc.;
                                            President and Director, Neuberger
                                            Berman Real Estate Income Fund Inc;
                                            President and Director, Neuberger
                                            Berman Intermediate Municipal Fund
                                            Inc.; President and Director,
                                            Neuberger Berman New York
                                            Intermediate Municipal Fund Inc.;
                                            President and Director, Neuberger
                                            Berman California Intermediate
                                            Municipal Fund Inc.; President and
                                            Trustee, Neuberger Berman Advisers
                                            Management Trust; President and
                                            Trustee, Neuberger Berman Equity
                                            Funds; President and Trustee,
                                            Neuberger Berman Income Funds;
                                            President and Director, Neuberger
                                            Berman Realty Income Fund Inc.;
                                            President and Director, Neuberger
                                            Berman Income Opportunity Fund Inc.;
                                            President and Director, Neuberger
                                            Berman Real Estate Securities Income
                                            Fund Inc.; President and Director,
                                            Neuberger Berman Dividend Advantage
                                            Fund Inc.; President and Trustee,
                                            Neuberger Berman Institutional
                                            Liquidity Series; President and
                                            Trustee, Lehman Brothers
                                            Institutional Liquidity Series;
                                            President and Trustee, Institutional
                                            Liquidity Trust; President and
                                            Trustee, Lehman Brothers Reserve
                                            Liquidity Series.

Benjamin E. Segal                           Managing Director, Neuberger Berman,
Vice President, NB Management.              LLC since November 2000, prior
                                            thereto, Vice President, Neuberger
                                            Berman, LLC; Portfolio Manager,
                                            Neuberger Berman International Fund
                                            and Neuberger Berman International
                                            Institutional Fund, each a series of
                                            Neuberger Berman Equity Funds;
                                            Portfolio Manager, International
                                            Portfolio, a series of Neuberger
                                            Berman Advisers Management Trust.

Peter E. Sundman                            Executive Vice President, Neuberger
President and Director, NB Management.      Berman, LLC; Executive Vice
                                            President and Director, Neuberger
                                            Berman Inc.; Chairman of the Board,
                                            Chief Executive Officer and Trustee,
                                            Neuberger Berman Income Funds;
                                            Chairman of the Board, Chief
                                            Executive Officer and Trustee,
                                            Neuberger Berman Advisers Management
                                            Trust; Chairman of the Board, Chief
                                            Executive Officer and Trustee,
                                            Neuberger Berman Equity Funds;
                                            Chairman of the Board, Chief
                                            Executive Officer and Director,
                                            Neuberger Berman Real Estate Income
                                            Fund Inc.; Chairman of the Board,
                                            Chief Executive Officer and
                                            Director, Neuberger Berman
                                            Intermediate Municipal Fund Inc.;
                                            Chairman of the Board, Chief
                                            Executive Officer and Director,
                                            Neuberger Berman New York
                                            Intermediate Municipal Fund Inc.;
                                            Chairman of the Board, Chief
                                            Executive Officer and Director,
                                            Neuberger Berman California
                                            Intermediate Municipal Fund Inc.;
                                            Chairman of the Board, Chief
                                            Executive Officer and Director,
                                            Neuberger Berman Realty Income Fund
                                            Inc.; Chairman of the Board, Chief
                                            Executive Officer and Director,
                                            Neuberger Berman Income Opportunity
                                            Fund Inc.; Chairman of the Board,
                                            Chief Executive Officer and
                                            Director, Neuberger Berman Real
                                            Estate Securities Income Fund Inc.;
                                            Chairman of the Board, Chief
                                            Executive Officer and Director,
                                            Neuberger Berman Dividend Advantage
                                            Fund Inc.; Chairman of the Board,
                                            Chief Executive Officer and Trustee,
                                            Neuberger Berman Institutional
                                            Liquidity Series; Chairman of the
                                            Board, Chief Executive Officer and
                                            Trustee, Lehman Brothers
                                            Institutional Liquidity Series;
                                            Chairman of the Board, Chief
                                            Executive Officer and Trustee,
                                            Institutional Liquidity Trust;
                                            Chairman of the Board, Chief
                                            Executive Officer and Trustee,
                                            Lehman Brothers Reserve Liquidity
                                            Series.

Judith M. Vale                              Managing Director, Neuberger Berman,
Vice President, NB Management.              LLC; Portfolio Manager, Neuberger
                                            Berman Genesis Fund, a series of
                                            Neuberger Berman Equity Fund.

     The principal address of NB Management, Neuberger Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.   Principal Underwriters.
--------   -----------------------

     (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger Berman Advisers Management Trust
                  Neuberger Berman Income Funds
                  Neuberger Berman Institutional Liquidity Series
                  Lehman Brothers Institutional Liquidity Series
                  Lehman Brothers Reserve Liquidity Series

     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                    POSITIONS AND OFFICES                       POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                            WITH REGISTRANT
    ----                            ----------------                            ---------------
    Claudia Brandon                 Vice President/Mutual Fund Board            Secretary
                                    Relations
    Thomas J. Brophy                Vice President                              None
    Steven R. Brown                 Vice President                              None
    Lori Canell                     Vice President                              None
    Phillip R. Carroll              Chief Compliance Officer                    Chief Compliance Officer
    Robert Conti                    Senior Vice President                       Vice President
    Robert B. Corman                Vice President                              None
    Robert W. D'Alelio              Vice President                              None
    Ingrid Dyott                    Vice President                              None
    Michael F. Fasciano             Vice President                              None
    Brian J. Gaffney                Senior Vice President                       Vice President
    Maxine L. Gerson                General Counsel and Secretary               None
    Theodore P. Giuliano            Vice President                              None
    Joseph K. Herlihy               Treasurer                                   None
    Kelly M. Landron                Vice President                              None
    Jeffrey B. Lane                 Director                                    None
    Robert Matza                    Director                                    None
    Arthur Moretti                  Vice President                              None
    S. Basu Mullick                 Vice President                              None
    Jack L. Rivkin                  Chairman and Director                       President and Trustee
    Benjamin E. Segal               Vice President                              None
    Peter E. Sundman                President and Director                      Trustee and Chairman of the Board
    Judith M. Vale                  Vice President                              None

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.   Location of Accounts and Records.
--------   ---------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street

Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.   Management Services.
-------    --------------------

     Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.   Undertakings.
-------    -------------

     None.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 31st day of October 2005.


                                            NEUBERGER BERMAN EQUITY FUNDS


                                            By: /s/Jack L. Rivkin
                                                ------------------------------
                                            Name:  Jack L. Rivkin*
                                            Title: President and Director


     Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 111 has been signed below by the following persons in the capacities and on the date indicated.

Signature                               Title                         Date
---------                               -----                         ----

/s/Peter E. Sundman          Chairman of the Board, Chief       October 31, 2005
----------------------       Executive Officer and Trustee
Peter E. Sundman*


/s/Jack L. Rivkin                President and Trustee          October 31, 2005
----------------------
Jack L. Rivkin*



----------------------          Treasurer and Principal         October 31, 2005
John McGovern                Financial and Accounting Officer


/s/John Cannon                         Trustee                  October 31, 2005
----------------------
John Cannon*


/s/Faith Colish                        Trustee                  October 31, 2005
----------------------
Faith Colish*


/s/C. Anne Harvey                      Trustee                  October 31, 2005
----------------------
C. Anne Harvey*


/s/Barry Hirsch                        Trustee                  October 31, 2005
----------------------
Barry Hirsch*


/s/Robert A. Kavesh                    Trustee                  October 31, 2005
----------------------
Robert A. Kavesh*


/s/Howard A. Mileaf                    Trustee                  October 31, 2005
----------------------
Howard A. Mileaf*


/s/Edward I. O'Brien                   Trustee                  October 31, 2005
----------------------
Edward I. O'Brien*


/s/William E. Rulon                    Trustee                  October 31, 2005
----------------------
William E. Rulon*

Signature                               Title                         Date
---------                               -----                         ----

/s/Cornelius T. Ryan                   Trustee                  October 31, 2005
----------------------
Cornelius T. Ryan*


/s/Tom Decker Seip                     Trustee                  October 31, 2005
----------------------
Tom Decker Seip*


/s/Candace L. Straight                 Trustee                  October 31, 2005
----------------------
Candace L. Straight*


/s/Peter P. Trapp                      Trustee                  October 31, 2005
----------------------
Peter P. Trapp*



* Signatures affixed by Arthur C. Delibert on October 31, 2005 pursuant to power of attorney filed with Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 002-11357 and 811-00582, on October 17, 2003.